Intangible Assets Subject to Amortization and Intangible Assets not Subject to Amortization (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Software USD ($)	Mar. 31, 2012 Software JPY (¥)	Mar. 31, 2011 Software JPY (¥)	Mar. 31, 2012 Trademarks and customer relationships USD ($)	Mar. 31, 2012 Trademarks and customer relationships JPY (¥)	Mar. 31, 2011 Trademarks and customer relationships JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2011 Other JPY (¥)
Finite And Indefinite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross carrying amount	$ 2,999,403	¥ 245,951,000	¥ 269,289,000	$ 1,882,415	¥ 154,358,000	¥ 147,204,000	$ 765,744	¥ 62,791,000	¥ 86,074,000	$ 351,244	¥ 28,802,000	¥ 36,011,000
Other intangible assets subject to amortization, Accumulated amortization	(1,632,415)	(133,858,000)	(140,043,000)	(1,210,391)	(99,252,000)	(88,653,000)	(252,585)	(20,712,000)	(33,383,000)	(169,439)	(13,894,000)	(18,007,000)
Other intangible assets subject to amortization, Net carrying amount	1,366,988	112,093,000	129,246,000	672,024	55,106,000	58,551,000	513,159	42,079,000	52,691,000	181,805	14,908,000	18,004,000
Other intangible assets not subject to amortization	10,012	821,000	817,000
Total other intangible assets	$ 1,377,000	¥ 112,914,000	¥ 130,063,000